COSTS AND EXPENSES BY NATURE - Schedule of finance costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Material income and expense [abstract]
Bank loan interests	$ (452,778)	$ (400,052)	$ (714,310)
Financial leases	(49,809)	(58,011)	(45,384)
Lease liabilities	(318,267)	(224,824)	(152,132)
Other financial expenses	(61,096)	(15,344)	(30,577)
Total	$ (881,950)	$ (698,231)	$ (942,403)